VictoryShares International Value Momentum ETF Investment Objectives and Goals - VictoryShares International Value Momentum ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares International Value Momentum ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares International Value Momentum ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Nasdaq Victory International Value Momentum Index (the “Index”).